RELATED PARTIES BALANCES AND TRANSACTIONS (Schedule of Balances and Transactions with Related Parties) (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts charged to
Research and development expenses	$ 528	$ 702	$ 151
General and administrative expenses	$ 1,676	$ 2,091	$ 2,155